Schedule of Exploration and Development activities (Details)	3 Months Ended
Mar. 31, 2023
South Akcakoca Sub Basin [member]
IfrsStatementLineItems [Line Items]
Proportion of participating share	49.00%
Cendere [Member]
IfrsStatementLineItems [Line Items]
Proportion of participating share	19.60%